UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam ESG Ultra Short ETF
PULT | NYSE Arca, Inc.
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam ESG Ultra Short ETF for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam ESG Ultra Short ETF	$13	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$192,805,746
Total Number of Portfolio Holdings	462
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam ESG Ultra Short ETF	PAGE 1	39497-STSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
ESG Ultra Short ETF
Financial Statements and Other Important Information
Semi-Annual  | October 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 78.3%
Communication Services — 0.4%
Entertainment — 0.2%
Netflix Inc., Senior Notes	4.375%	11/15/26	$55,000	$55,249
Netflix Inc., Senior Notes	5.875%	11/15/28	321,000	337,767
Total Entertainment				393,016
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	3.500%	8/15/27	78,000	77,603
Wireless Telecommunication Services — 0.2%
Rogers Communications Inc., Senior Notes	3.625%	12/15/25	160,000	159,852
Sprint LLC, Senior Notes	7.625%	3/1/26	140,000	140,000
Total Wireless Telecommunication Services				299,852

Total Communication Services				770,471
Consumer Discretionary — 8.7%
Automobiles — 6.3%
American Honda Finance Corp., Senior Notes (SOFR + 0.620%)	4.796%	12/11/26	210,000	210,304 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.650%)	4.902%	5/20/26	475,000	475,813 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.720%)	4.803%	10/22/27	257,000	257,328 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.730%)	4.998%	8/13/27	435,000	435,986 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.820%)	5.023%	3/3/28	632,000	632,913 (a)
BMW US Capital LLC, Senior Notes	4.650%	3/19/27	425,000	428,582 (b)
BMW US Capital LLC, Senior Notes (SOFR + 0.800%)	5.069%	8/13/26	145,000	145,516 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	5.189%	8/13/27	972,000	977,376 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	5.048%	3/21/28	706,000	709,891 (a)(b)
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	426,000	427,925
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	347,000	341,368
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.050%)	5.149%	7/15/27	350,000	350,744 (a)
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.350%)	5.634%	5/8/27	100,000	100,537 (a)
Hyundai Capital America, Senior Notes	1.650%	9/17/26	116,000	113,383 (b)
Hyundai Capital America, Senior Notes	5.300%	3/19/27	674,000	683,304 (b)
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
Hyundai Capital America, Senior Notes (SOFR + 1.030%)	5.154%	9/24/27	$249,000	$250,341 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	5.172%	3/19/27	346,000	346,957 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	5.164%	6/24/27	628,000	630,239 (a)(b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.900%	1/9/26	360,000	360,480 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.800%	11/13/26	408,000	411,643 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	3/31/28	260,000	264,085 (b)
Mercedes-Benz Finance North America LLC, Senior Notes (SOFR + 0.780%)	4.895%	4/1/27	260,000	261,207 (a)(b)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.450%)	4.551%	4/10/26	300,000	300,353 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.720%)	4.910%	9/5/28	684,000	689,221 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.770%)	5.057%	8/7/26	397,000	398,633 (a)
Volkswagen Group of America Finance LLC, Senior Notes	4.900%	8/14/26	966,000	969,103 (b)
Volkswagen Group of America Finance LLC, Senior Notes	4.450%	9/11/27	310,000	310,714 (b)
Volkswagen Group of America Finance LLC, Senior Notes (SOFR + 0.830%)	4.958%	3/20/26	595,000	595,563 (a)(b)
Total Automobiles				12,079,509
Hotels, Restaurants & Leisure — 1.4%
Hyatt Hotels Corp., Senior Notes	4.850%	3/15/26	353,000	353,069
Hyatt Hotels Corp., Senior Notes	5.750%	1/30/27	690,000	702,077
Marriott International Inc., Senior Notes	3.125%	6/15/26	255,000	253,504
Marriott International Inc., Senior Notes	5.450%	9/15/26	35,000	35,399
Marriott International Inc., Senior Notes	4.200%	7/15/27	250,000	250,834
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	403,000	402,623 (b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	229,000	229,690 (b)
Starbucks Corp., Senior Notes	4.750%	2/15/26	555,000	555,607
Total Hotels, Restaurants & Leisure				2,782,803
Household Durables — 0.5%
Lennar Corp., Senior Notes	5.250%	6/1/26	877,000	877,515
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	3.750%	9/15/28	$135,000	$134,677
Home Depot Inc., Senior Notes (SOFR + 0.330%)	4.462%	12/24/25	155,000	155,067 (a)
Lowe’s Cos. Inc., Senior Notes	3.950%	10/15/27	335,000	334,522
Lowe’s Cos. Inc., Senior Notes	4.000%	10/15/28	330,000	329,346
Total Specialty Retail				953,612

Total Consumer Discretionary				16,693,439
Consumer Staples — 1.8%
Consumer Staples Distribution & Retail — 0.7%
Alimentation Couche-Tard Inc., Senior Notes	4.148%	9/29/28	465,000	465,144 (b)
Kroger Co., Senior Notes	3.500%	2/1/26	200,000	199,503
Kroger Co., Senior Notes	2.650%	10/15/26	62,000	61,178
Target Corp., Senior Notes	4.350%	6/15/28	283,000	285,697
Walmart Inc., Senior Notes (SOFR + 0.430%)	4.505%	4/28/27	450,000	451,685 (a)
Total Consumer Staples Distribution & Retail				1,463,207
Food Products — 0.6%
Mars Inc., Senior Notes	4.450%	3/1/27	496,000	499,321 (b)
Mondelez International Inc., Senior Notes	4.250%	5/6/28	645,000	647,684
Total Food Products				1,147,005
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.350%	3/22/26	220,000	220,732
Tobacco — 0.4%
Cargill Inc., Senior Notes (SOFR + 0.610%)	4.891%	2/11/28	370,000	370,935 (a)(b)
Philip Morris International Inc., Senior Notes (SOFR + 0.660%)	4.728%	10/27/28	350,000	350,453 (a)
Total Tobacco				721,388

Total Consumer Staples				3,552,332
Energy — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
Chevron USA Inc., Senior Notes (SOFR + 0.470%)	4.698%	2/26/28	433,000	434,377 (a)
Chevron USA Inc., Senior Notes (SOFR + 0.570%)	4.839%	8/13/28	350,000	351,456 (a)
ONEOK Inc., Senior Notes	5.550%	11/1/26	414,000	419,067
ONEOK Inc., Senior Notes	5.650%	11/1/28	24,000	24,896
Phillips 66 Co., Senior Notes	3.550%	10/1/26	170,000	169,223
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.875%	6/30/26	77,000	77,180

Total Energy				1,476,199
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 55.4%
Banks — 37.9%
ABN AMRO Bank NV, Senior Notes (4.988% to 12/3/27 then 1 year Treasury Constant Maturity Rate + 0.780%)	4.988%	12/3/28	$500,000	$507,102 (a)(b)
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	800,000	814,288 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 0.750%)	4.857%	7/7/28	335,000	335,728 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 1.000%)	5.203%	12/3/28	560,000	561,922 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.620%)	4.756%	6/18/28	445,000	447,098 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.650%)	4.769%	9/30/27	655,000	658,326 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.680%)	4.774%	7/16/27	697,000	700,503 (a)(b)
Australia & New Zealand Banking Group Ltd., Subordinated Notes	4.400%	5/19/26	530,000	530,461 (b)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes (6.138% to 9/14/27 then 1 year Treasury Constant Maturity Rate + 2.700%)	6.138%	9/14/28	400,000	413,672 (a)
Banco Santander SA, Senior Notes (5.552% to 3/14/27 then 1 year Treasury Constant Maturity Rate + 1.250%)	5.552%	3/14/28	250,000	254,050 (a)
Banco Santander SA, Senior Notes (6.527% to 11/7/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.527%	11/7/27	600,000	613,845 (a)
Banco Santander SA, Senior Notes (SOFR + 1.120%)	5.222%	7/15/28	600,000	603,533 (a)
Bank of America Corp., Senior Notes (5.080% to 1/20/26 then SOFR + 1.290%)	5.080%	1/20/27	820,000	821,228 (a)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	753,000	763,924 (a)
Bank of America Corp., Senior Notes (SOFR + 0.830%)	4.905%	1/24/29	721,000	722,688 (a)
Bank of America Corp., Senior Notes (SOFR + 1.050%)	5.354%	2/4/28	135,000	135,904 (a)
Bank of Montreal, Senior Notes (SOFR + 0.750%)	4.878%	9/22/28	811,000	811,624 (a)
Bank of Montreal, Senior Notes (SOFR + 0.860%)	4.937%	1/27/29	757,000	759,354 (a)
Bank of Montreal, Senior Notes (SOFR + 0.880%)	5.050%	9/10/27	834,000	837,284 (a)
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of Nova Scotia, Senior Notes	5.350%	12/7/26	$490,000	$496,844
Bank of Nova Scotia, Senior Notes (SOFR + 0.760%)	4.918%	9/15/28	400,000	400,158 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.780%)	4.974%	6/4/27	671,000	674,401 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.890%)	5.154%	2/14/29	325,000	325,639 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 1.000%)	5.186%	9/8/28	496,000	498,584 (a)
Bank of Nova Scotia, Subordinated Notes	4.500%	12/16/25	230,000	230,042
Banque Federative du Credit Mutuel SA, Senior Notes	5.896%	7/13/26	500,000	506,115 (b)
Banque Federative du Credit Mutuel SA, Senior Notes	4.591%	10/16/28	330,000	333,566 (b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 0.990%)	5.084%	10/16/28	454,000	455,628 (a)(b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 1.070%)	5.329%	2/16/28	515,000	518,680 (a)(b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 1.130%)	5.211%	1/23/27	450,000	453,071 (a)(b)
Barclays PLC, Senior Notes	4.375%	1/12/26	310,000	309,982
Barclays PLC, Senior Notes (5.501% to 8/9/27 then 1 year Treasury Constant Maturity Rate + 2.650%)	5.501%	8/9/28	200,000	204,112 (a)
Barclays PLC, Senior Notes (5.829% to 5/9/26 then SOFR + 2.210%)	5.829%	5/9/27	554,000	558,392 (a)
Barclays PLC, Senior Notes (6.496% to 9/13/26 then SOFR + 1.880%)	6.496%	9/13/27	690,000	702,766 (a)
Barclays PLC, Senior Notes (7.325% to 11/2/25 then 1 year Treasury Constant Maturity Rate + 3.050%)	7.325%	11/2/26	384,000	384,000 (a)
Barclays PLC, Senior Notes (SOFR + 1.490%)	5.652%	3/12/28	255,000	257,716 (a)
BNP Paribas SA, Senior Notes	3.500%	11/16/27	643,000	633,639 (b)
BNP Paribas SA, Senior Notes (SOFR + 1.430%)	5.713%	5/9/29	695,000	701,121 (a)(b)
BPCE SA, Senior Notes	3.500%	10/23/27	670,000	659,421 (b)
BPCE SA, Senior Notes (5.975% to 1/18/26 then SOFR + 2.100%)	5.975%	1/18/27	819,000	821,205 (a)(b)
BPCE SA, Senior Notes (6.612% to 10/19/26 then SOFR + 1.980%)	6.612%	10/19/27	440,000	449,244 (a)(b)
CaixaBank SA, Senior Notes (4.634% to 7/3/28 then SOFR + 1.140%)	4.634%	7/3/29	892,000	898,580 (a)(b)
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
CaixaBank SA, Senior Notes (6.208% to 1/18/28 then SOFR + 2.700%)	6.208%	1/18/29	$275,000	$286,106 (a)(b)
CaixaBank SA, Senior Notes (6.684% to 9/13/26 then SOFR + 2.080%)	6.684%	9/13/27	968,000	987,722 (a)(b)
Canadian Imperial Bank of Commerce, Senior Notes	5.926%	10/2/26	553,000	562,818
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.930%)	5.096%	9/11/27	549,000	550,799 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.940%)	5.061%	6/28/27	511,000	514,893 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.030%)	5.149%	3/30/29	410,000	412,495 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.220%)	5.334%	10/2/26	230,000	231,863 (a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.460%)	4.680%	11/27/26	418,000	417,907 (a)(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.640%)	4.798%	3/14/28	385,000	386,959 (a)(b)
Commonwealth Bank of Australia, Subordinated Notes	4.500%	12/9/25	620,000	619,957 (b)
Cooperatieve Rabobank UA, Senior Notes	4.850%	1/9/26	380,000	380,313
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	350,000	348,621
Cooperatieve Rabobank UA, Senior Notes	4.883%	1/21/28	250,000	255,647
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	300,000	297,905 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.590%)	4.810%	5/27/27	265,000	266,052 (a)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.620%)	4.838%	8/28/26	660,000	661,797 (a)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	435,000	439,463 (b)
Credit Agricole SA, Senior Notes	5.134%	3/11/27	250,000	253,700 (b)
Credit Agricole SA, Senior Notes (4.631% to 9/11/27 then SOFR + 1.210%)	4.631%	9/11/28	950,000	955,411 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 0.870%)	5.036%	3/11/27	294,000	295,224 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 1.210%)	5.376%	9/11/28	290,000	291,786 (a)(b)
Fifth Third Bancorp, Senior Notes (6.361% to 10/27/27 then SOFR + 2.192%)	6.361%	10/27/28	235,000	244,372 (a)
Fifth Third Bank NA, Senior Notes (4.967% to 1/28/27 then SOFR + 0.810%)	4.967%	1/28/28	500,000	504,611 (a)
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Fifth Third Bank NA, Senior Notes (SOFR + 0.810%)	4.885%	1/28/28	$500,000	$500,575 (a)
Goldman Sachs Bank USA, Senior Notes (5.414% to 5/21/26 then SOFR + 0.750%)	5.414%	5/21/27	130,000	130,841 (a)
Goldman Sachs Bank USA, Senior Notes (SOFR + 0.750%)	4.990%	5/21/27	678,000	679,364 (a)
Goldman Sachs Bank USA, Senior Notes (SOFR + 0.770%)	4.906%	3/18/27	150,000	150,263 (a)
Huntington Bancshares Inc., Senior Notes (4.443% to 8/4/27 then SOFR + 1.970%)	4.443%	8/4/28	120,000	120,522 (a)
Huntington National Bank, Senior Notes (4.871% to 4/12/27 then SOFR + 0.720%)	4.871%	4/12/28	275,000	277,475 (a)
Huntington National Bank, Senior Notes (SOFR + 0.720%)	4.820%	4/12/28	830,000	829,871 (a)
ING Groep NV, Senior Notes	3.950%	3/29/27	515,000	513,748
ING Groep NV, Senior Notes (4.858% to 3/25/28 then SOFR + 1.010%)	4.858%	3/25/29	200,000	202,700 (a)
ING Groep NV, Senior Notes (6.083% to 9/11/26 then SOFR + 1.560%)	6.083%	9/11/27	200,000	203,042 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	5.132%	4/1/27	200,000	200,483 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	5.133%	3/25/29	910,000	913,210 (a)
ING Groep NV, Senior Notes (SOFR + 1.560%)	5.726%	9/11/27	500,000	504,069 (a)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	322,000	322,405 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	370,000	372,955 (a)
JPMorgan Chase & Co., Senior Notes (5.571% to 4/22/27 then SOFR + 0.930%)	5.571%	4/22/28	395,000	403,100 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.800%)	4.879%	1/24/29	633,000	634,257 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.860%)	4.943%	10/22/28	580,000	582,894 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.920%)	5.003%	4/22/28	537,000	539,965 (a)
Lloyds Banking Group PLC, Senior Notes (4.818% to 6/13/28 then 1 year Treasury Constant Maturity Rate + 0.830%)	4.818%	6/13/29	200,000	202,863 (a)
Lloyds Banking Group PLC, Senior Notes (5.087% to 11/26/27 then 1 year Treasury Constant Maturity Rate + 0.850%)	5.087%	11/26/28	345,000	350,802 (a)
Lloyds Banking Group PLC, Senior Notes (5.462% to 1/5/27 then 1 year Treasury Constant Maturity Rate + 1.375%)	5.462%	1/5/28	530,000	537,415 (a)
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Lloyds Banking Group PLC, Senior Notes (5.985% to 8/7/26 then 1 year Treasury Constant Maturity Rate + 1.480%)	5.985%	8/7/27	$200,000	$202,553 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	5.302%	11/26/28	200,000	200,927 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	5.230%	6/13/29	270,000	270,833 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.560%)	5.864%	8/7/27	300,000	302,434 (a)
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	285,000	285,052
Macquarie Bank Ltd., Senior Notes	5.391%	12/7/26	465,000	472,176 (b)
Macquarie Bank Ltd., Senior Notes (SOFR + 0.740%)	4.902%	6/12/28	540,000	542,933 (a)(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	545,000	544,506 (a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.017% to 7/20/27 then 1 year Treasury Constant Maturity Rate + 1.950%)	5.017%	7/20/28	630,000	639,340 (a)
National Australia Bank Ltd., Senior Notes (SOFR + 0.600%)	4.677%	10/26/27	559,000	562,783 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.620%)	4.786%	6/11/27	250,000	250,630 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.650%)	4.808%	6/13/28	405,000	407,249 (a)(b)
National Bank of Canada, Senior Notes (4.702% to 3/5/26 then SOFR + 0.557%)	4.702%	3/5/27	315,000	315,378 (a)
National Bank of Canada, Senior Notes (5.600% to 7/2/26 then SOFR + 1.036%)	5.600%	7/2/27	905,000	912,980 (a)
National Bank of Canada, Senior Notes (SOFR + 1.030%)	5.144%	7/2/27	250,000	250,738 (a)
NatWest Group PLC, Senior Notes (5.583% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 1.100%)	5.583%	3/1/28	324,000	329,746 (a)
NatWest Group PLC, Senior Notes (5.847% to 3/2/26 then 1 year Treasury Constant Maturity Rate + 1.350%)	5.847%	3/2/27	892,000	896,224 (a)
NatWest Group PLC, Senior Notes (7.472% to 11/10/25 then 1 year Treasury Constant Maturity Rate + 2.850%)	7.472%	11/10/26	571,000	571,325 (a)
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
NatWest Group PLC, Senior Notes (SOFR + 1.100%)	5.336%	5/23/29	$200,000	$200,792 (a)
NatWest Group PLC, Senior Notes (SOFR + 1.250%)	5.477%	3/1/28	470,000	473,127 (a)
Nordea Bank Abp, Senior Notes (SOFR + 0.700%)	4.841%	3/17/28	260,000	261,528 (a)(b)
Nordea Bank Abp, Senior Notes (SOFR + 0.740%)	4.872%	3/19/27	200,000	201,032 (a)(b)
PNC Bank NA, Senior Notes (4.429% to 7/21/27 then SOFR + 0.727%)	4.429%	7/21/28	250,000	251,288 (a)
PNC Bank NA, Senior Notes (4.775% to 1/15/26 then SOFR + 0.504%)	4.775%	1/15/27	525,000	525,492 (a)
PNC Bank NA, Senior Notes (SOFR + 0.500%)	4.599%	1/15/27	250,000	250,112 (a)
PNC Bank NA, Senior Notes (SOFR + 0.730%)	4.813%	7/21/28	250,000	250,099 (a)
PNC Financial Services Group Inc., Senior Notes (4.758% to 1/26/26 then SOFR + 1.085%)	4.758%	1/26/27	820,000	820,703 (a)
PNC Financial Services Group Inc., Senior Notes (5.102% to 7/23/26 then SOFR + 0.796%)	5.102%	7/23/27	190,000	191,094 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.700%)	4.760%	11/3/28	570,000	570,489 (a)(c)
Royal Bank of Canada, Senior Notes (SOFR + 0.720%)	4.810%	10/18/27	552,000	553,836 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.790%)	4.871%	7/23/27	890,000	891,945 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.830%)	4.909%	1/24/29	739,000	740,301 (a)
Santander UK Group Holdings PLC, Senior Notes (3.823% to 11/3/27 then 3 mo. USD LIBOR + 1.400%)	3.823%	11/3/28	500,000	495,104 (a)
Santander UK Group Holdings PLC, Senior Notes (6.534% to 1/10/28 then SOFR + 2.600%)	6.534%	1/10/29	480,000	501,789 (a)
Santander UK Group Holdings PLC, Senior Notes (6.833% to 11/21/25 then SOFR + 2.749%)	6.833%	11/21/26	400,000	400,441 (a)
Skandinaviska Enskilda Banken AB, Senior Notes	5.125%	3/5/27	400,000	406,232 (b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.750%)	4.959%	6/2/28	540,000	542,571 (a)(b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.890%)	5.080%	3/5/27	200,000	201,453 (a)(b)
Societe Generale SA, Senior Notes	4.000%	1/12/27	315,000	313,613 (b)
Societe Generale SA, Senior Notes	5.250%	2/19/27	800,000	808,219 (b)
Societe Generale SA, Senior Notes (6.447% to 1/12/26 then 1 year Treasury Constant Maturity Rate + 2.300%)	6.447%	1/12/27	605,000	607,031 (a)(b)
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Societe Generale SA, Senior Notes (SOFR + 1.100%)	5.350%	2/19/27	$350,000	$351,082 (a)(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	5.520%	1/13/28	577,000	595,357
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.660%)	4.878%	5/28/27	370,000	371,597 (a)(b)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.740%)	4.974%	5/23/28	465,000	467,890 (a)(b)
Toronto-Dominion Bank, Senior Notes	5.103%	1/9/26	59,000	59,089
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	270,000	279,712
Toronto-Dominion Bank, Senior Notes (SOFR + 0.620%)	4.761%	12/17/26	500,000	501,697 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.750%)	4.850%	10/13/28	548,000	548,849 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.820%)	4.883%	1/31/28	690,000	692,915 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 1.080%)	5.173%	7/17/26	715,000	719,387 (a)
Truist Bank, Senior Notes (4.420% to 7/24/27 then SOFR + 0.770%)	4.420%	7/24/28	461,000	462,870 (a)
Truist Bank, Senior Notes (4.671% to 5/20/26 then SOFR + 0.590%)	4.671%	5/20/27	670,000	671,457 (a)
Truist Bank, Senior Notes (SOFR + 0.770%)	4.849%	7/24/28	550,000	550,751 (a)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	493,000	498,081 (a)
UniCredit SpA, Senior Notes	4.625%	4/12/27	210,000	210,860 (b)
US Bank NA, Senior Notes (4.507% to 10/22/26 then SOFR + 0.690%)	4.507%	10/22/27	1,105,000	1,108,830 (a)
US Bank NA, Senior Notes (4.730% to 5/15/27 then SOFR + 0.910%)	4.730%	5/15/28	545,000	549,793 (a)
US Bank NA, Senior Notes (SOFR + 0.910%)	5.170%	5/15/28	350,000	352,105 (a)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	750,000	766,535 (a)
Wells Fargo & Co., Senior Notes (SOFR + 0.780%)	4.859%	1/24/28	412,000	413,162 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.070%)	5.153%	4/22/28	286,000	287,988 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.370%)	5.451%	4/23/29	869,000	881,265 (a)
Westpac Banking Corp., Senior Notes (SOFR + 0.460%)	4.550%	10/20/26	1,020,000	1,021,866 (a)
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Westpac Banking Corp., Senior Notes (SOFR + 0.720%)	4.979%	11/17/25	$206,000	$206,049 (a)
Total Banks				73,089,965
Capital Markets — 6.7%
Bank of New York Mellon Corp., Senior Notes (4.441% to 6/9/27 then SOFR + 0.680%)	4.441%	6/9/28	200,000	201,321 (a)
Bank of New York Mellon Corp., Senior Notes (4.587% to 4/20/26 then SOFR + 0.693%)	4.587%	4/20/27	250,000	250,527 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.680%)	4.862%	6/9/28	335,000	335,207 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.830%)	4.917%	7/21/28	293,000	293,894 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.000%	1/15/27	417,000	420,973 (b)
Daimler Truck Finance North America LLC, Senior Notes	4.300%	8/12/27	205,000	205,559 (b)
Daimler Truck Finance North America LLC, Senior Notes (SOFR + 0.840%)	4.940%	1/13/28	355,000	355,421 (a)(b)
Daimler Truck Finance North America LLC, Senior Notes (SOFR + 0.960%)	5.088%	9/25/27	300,000	301,240 (a)(b)
Deutsche Bank AG, Senior Notes (2.129% to 11/24/25 then SOFR + 1.870%)	2.129%	11/24/26	724,000	723,025 (a)
Deutsche Bank AG, Senior Notes (2.552% to 1/7/27 then SOFR + 1.318%)	2.552%	1/7/28	370,000	362,293 (a)
Deutsche Bank AG, Senior Notes (7.146% to 7/13/26 then SOFR + 2.520%)	7.146%	7/13/27	744,000	758,077 (a)
Deutsche Bank AG, Senior Notes (SOFR + 1.210%)	5.311%	1/10/29	265,000	266,060 (a)
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	161,000	160,533
Goldman Sachs Group Inc., Senior Notes (3 mo. Term SOFR + 2.012%)	5.871%	10/28/27	11,000	11,136 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.920%)	5.007%	10/21/29	500,000	500,490 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 1.290%)	5.371%	4/23/28	345,000	347,933 (a)
Jefferies Financial Group Inc., Senior Notes	4.750%	8/11/26	790,000	790,766
Jefferies Financial Group Inc., Senior Notes	4.500%	9/15/26	740,000	743,472
Morgan Stanley, Senior Notes	3.125%	7/27/26	49,000	48,689
Morgan Stanley, Senior Notes (5.050% to 1/28/26 then SOFR + 1.295%)	5.050%	1/28/27	520,000	520,786 (a)
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (5.652% to 4/13/27 then SOFR + 1.010%)	5.652%	4/13/28	$950,000	$969,787 (a)
Morgan Stanley, Senior Notes (SOFR + 0.920%)	5.003%	10/18/29	575,000	575,859 (a)
Morgan Stanley, Senior Notes (SOFR + 1.020%)	5.115%	4/13/28	150,000	150,819 (a)
Morgan Stanley Bank NA, Senior Notes (SOFR + 0.940%)	5.034%	7/14/28	384,000	386,432 (a)
State Street Bank & Trust Co., Senior Notes (SOFR + 0.460%)	4.694%	11/25/26	250,000	250,981 (a)
State Street Corp., Senior Notes (SOFR + 0.640%)	4.723%	10/22/27	172,000	172,520 (a)
State Street Corp., Senior Notes (SOFR + 0.845%)	4.905%	8/3/26	97,000	97,342 (a)
State Street Corp., Senior Notes (SOFR + 0.950%)	5.029%	4/24/28	210,000	211,006 (a)
UBS AG, Senior Notes (4.864% to 1/10/27 then SOFR + 0.720%)	4.864%	1/10/28	275,000	277,219 (a)
UBS Group AG, Senior Notes	4.282%	1/9/28	820,000	820,778 (b)
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	250,000	248,125 (a)(b)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	460,000	456,842 (a)(b)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	225,000	230,191 (a)(b)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	555,000	575,735 (a)(b)
Total Capital Markets				13,021,038
Consumer Finance — 2.1%
American Express Co., Senior Notes	4.900%	2/13/26	43,000	43,062
American Express Co., Senior Notes (4.351% to 7/20/28 then SOFR + 0.810%)	4.351%	7/20/29	280,000	281,748 (a)
American Express Co., Senior Notes (SOFR + 0.760%)	5.029%	2/13/26	19,000	19,014 (a)
American Express Co., Senior Notes (SOFR + 0.930%)	5.007%	7/26/28	309,000	311,512 (a)
American Express Co., Senior Notes (SOFR + 0.970%)	5.045%	7/28/27	280,000	281,182 (a)
American Express Co., Senior Notes (SOFR + 1.000%)	5.259%	2/16/28	465,000	467,060 (a)
American Express Co., Senior Notes (SOFR + 1.260%)	5.337%	4/25/29	190,000	192,410 (a)
Capital One Financial Corp., Senior Notes	3.750%	3/9/27	343,000	341,286
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	$735,000	$742,182 (a)
Capital One Financial Corp., Senior Notes (6.312% to 6/8/28 then SOFR + 2.640%)	6.312%	6/8/29	413,000	432,935 (a)
Capital One Financial Corp., Senior Notes (7.149% to 10/29/26 then SOFR + 2.440%)	7.149%	10/29/27	690,000	708,878 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	263,000	266,206 (b)
Total Consumer Finance				4,087,475
Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.750%	1/30/26	309,000	307,073
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	705,000	694,278
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	690,000	700,737
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	595,000	574,694
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.560%)	4.820%	11/15/27	643,000	645,065 (a)
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.690%)	4.784%	10/16/26	145,000	145,705 (a)
GA Global Funding Trust, Secured Notes	4.400%	9/23/27	570,000	570,723 (b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.500%)	4.612%	5/1/26	310,000	310,134 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.657%	10/9/26	535,000	535,370 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.607%	11/16/26	605,000	604,915 (a)(b)
PayPal Holdings Inc., Senior Notes (SOFR + 0.670%)	4.856%	3/6/28	265,000	265,918 (a)
Total Financial Services				5,354,612
Insurance — 5.9%
AEGON Funding Co. LLC, Senior Notes	5.500%	4/16/27	590,000	599,713 (b)
Aon Global Ltd., Senior Notes	3.875%	12/15/25	60,000	59,972
Arthur J Gallagher & Co., Senior Notes	4.600%	12/15/27	418,000	422,062
Athene Global Funding, Secured Notes	4.950%	1/7/27	871,000	877,979 (b)
Athene Global Funding, Secured Notes	5.349%	7/9/27	397,000	403,631 (b)
Athene Global Funding, Secured Notes (SOFR + 0.950%)	5.136%	3/6/28	744,000	745,216 (a)(b)
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Athene Global Funding, Senior Secured Notes	4.860%	8/27/26	$292,000	$293,457 (b)
Brown & Brown Inc., Senior Notes	4.600%	12/23/26	205,000	205,887
CNO Global Funding, Secured Notes	4.875%	12/10/27	185,000	187,428 (b)
Corebridge Global Funding, Secured Notes	5.350%	6/24/26	475,000	478,584 (b)
Corebridge Global Funding, Senior Secured Notes (SOFR + 1.300%)	5.423%	9/25/26	510,000	513,680 (a)(b)
Marsh & McLennan Cos. Inc., Senior Notes (SOFR + 0.700%)	4.984%	11/8/27	259,000	260,280 (a)
MassMutual Global Funding II, Secured Notes (SOFR + 0.740%)	4.842%	4/9/27	400,000	401,648 (a)(b)
Metropolitan Life Global Funding I, Secured Notes	5.000%	1/6/26	150,000	150,188 (b)
Metropolitan Life Global Funding I, Secured Notes	4.150%	8/25/28	272,000	272,840 (b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.866%	6/11/27	300,000	301,695 (a)(b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.934%	8/25/28	606,000	607,312 (a)(b)
Mutual of Omaha Cos. Global Funding, Secured Notes	5.800%	7/27/26	250,000	253,127 (b)
New York Life Global Funding, Secured Notes (SOFR + 0.660%)	4.737%	7/25/28	435,000	437,744 (a)(b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.670%)	4.784%	4/2/27	955,000	959,346 (a)(b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.880%)	4.957%	4/25/28	468,000	471,688 (a)(b)
Northwestern Mutual Global Funding, Secured Notes	5.070%	3/25/27	164,000	166,642 (b)
Northwestern Mutual Global Funding, Secured Notes (SOFR + 0.660%)	4.894%	8/25/28	420,000	421,611 (a)(b)
Pacific Life Global Funding II, Secured Notes (SOFR + 0.850%)	5.146%	2/5/27	86,000	86,449 (a)(b)
Pacific Life Global Funding II, Secured Notes (SOFR + 1.050%)	5.125%	7/28/26	400,000	402,252 (a)(b)
Principal Life Global Funding II, Secured Notes	4.600%	8/19/27	97,000	97,909 (b)
Principal Life Global Funding II, Secured Notes (SOFR + 0.810%)	5.067%	8/18/28	570,000	570,384 (a)(b)
Protective Life Global Funding, Secured Notes	4.335%	9/13/27	450,000	452,730 (b)
Protective Life Global Funding, Secured Notes (SOFR + 0.700%)	4.801%	4/10/26	233,000	233,278 (a)(b)
Total Insurance				11,334,732

Total Financials				106,887,822
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 1.8%
Health Care Providers & Services — 0.7%
CVS Health Corp., Senior Notes	5.000%	2/20/26	$124,000	$124,192
CVS Health Corp., Senior Notes	2.875%	6/1/26	182,000	180,555
CVS Health Corp., Senior Notes	3.000%	8/15/26	646,000	639,792
UnitedHealth Group Inc., Senior Notes (SOFR + 0.500%)	4.599%	7/15/26	411,000	411,416 (a)
Total Health Care Providers & Services				1,355,955
Life Sciences Tools & Services — 0.2%
Illumina Inc., Senior Notes	4.650%	9/9/26	322,000	322,922
Pharmaceuticals — 0.9%
Eli Lilly & Co., Senior Notes	4.000%	10/15/28	275,000	276,036
Eli Lilly & Co., Senior Notes (SOFR + 0.530%)	4.718%	10/15/28	685,000	687,774 (a)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.450%	5/19/26	872,000	873,419
Total Pharmaceuticals				1,837,229

Total Health Care				3,516,106
Industrials — 3.3%
Aerospace & Defense — 0.4%
Howmet Aerospace Inc., Senior Notes	5.900%	2/1/27	629,000	642,796
RTX Corp., Senior Notes	5.000%	2/27/26	121,000	121,206
Total Aerospace & Defense				764,002
Building Products — 0.3%
Owens Corning, Senior Notes	3.400%	8/15/26	459,000	455,986
Owens Corning, Senior Notes	5.500%	6/15/27	145,000	147,980
Total Building Products				603,966
Commercial Services & Supplies — 0.2%
Veralto Corp., Senior Notes	5.500%	9/18/26	426,000	430,724
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Notes	1.200%	11/15/25	265,000	264,665 (b)
Industrial Conglomerates — 0.1%
Siemens Funding BV, Senior Notes (SOFR + 0.640%)	4.868%	5/26/28	200,000	200,393 (a)(b)
Machinery — 1.5%
John Deere Capital Corp., Senior Notes (SOFR + 0.500%)	4.703%	3/6/28	625,000	626,004 (a)
John Deere Capital Corp., Senior Notes (SOFR + 0.580%)	4.766%	9/11/28	410,000	411,715 (a)
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — continued
John Deere Capital Corp., Senior Notes (SOFR + 0.600%)	4.786%	6/11/27	$607,000	$609,568 (a)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.750%)	4.936%	9/11/28	565,000	566,437 (a)(b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.980%)	5.170%	9/10/27	610,000	616,300 (a)(b)
Total Machinery				2,830,024
Trading Companies & Distributors — 0.7%
Air Lease Corp., Senior Notes	2.875%	1/15/26	719,000	716,500
Air Lease Corp., Senior Notes	5.300%	6/25/26	557,000	560,641
Total Trading Companies & Distributors				1,277,141

Total Industrials				6,370,915
Information Technology — 1.2%
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Senior Notes	3.800%	11/15/27	285,000	284,155 (c)
Amphenol Corp., Senior Notes	4.375%	6/12/28	470,000	474,011
Amphenol Corp., Senior Notes (SOFR + 0.530%)	4.592%	11/15/27	95,000	95,208 (a)(c)
Total Electronic Equipment, Instruments & Components				853,374
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc., Senior Notes	5.050%	7/12/27	506,000	514,522
Broadcom Inc., Senior Notes	4.800%	4/15/28	157,000	159,887
Total Semiconductors & Semiconductor Equipment				674,409
Software — 0.4%
Oracle Corp., Senior Notes	1.650%	3/25/26	265,000	262,435
Oracle Corp., Senior Notes (SOFR + 0.760%)	4.820%	8/3/28	445,000	447,346 (a)
Synopsys Inc., Senior Notes	4.550%	4/1/27	75,000	75,528
Total Software				785,309

Total Information Technology				2,313,092
Materials — 0.3%
Metals & Mining — 0.2%
Rio Tinto Finance USA PLC, Senior Notes (SOFR + 0.840%)	4.998%	3/14/28	310,000	313,192 (a)
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	119,000	117,099 (b)
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	115,000	115,858 (b)
Total Paper & Forest Products				232,957

Total Materials				546,149
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate — 3.1%
Diversified REITs — 0.7%
Essex Portfolio LP, Senior Notes	3.375%	4/15/26	$209,000	$208,019
Realty Income Corp., Senior Notes	5.050%	1/13/26	84,000	84,015
Realty Income Corp., Senior Notes	0.750%	3/15/26	400,000	394,856
Realty Income Corp., Senior Notes	4.875%	6/1/26	624,000	625,511
Total Diversified REITs				1,312,401
Office REITs — 0.5%
Boston Properties LP, Senior Notes	3.650%	2/1/26	771,000	769,460
Boston Properties LP, Senior Notes	2.750%	10/1/26	220,000	217,075
Total Office REITs				986,535
Residential REITs — 0.4%
Camden Property Trust, Senior Notes	5.850%	11/3/26	811,000	824,721
Retail REITs — 1.1%
Nationwide Building Society, Senior Notes (4.649% to 7/14/28 then SOFR + 1.060%)	4.649%	7/14/29	200,000	201,631 (a)(b)
Nationwide Building Society, Senior Notes (6.557% to 10/18/26 then SOFR + 1.910%)	6.557%	10/18/27	1,049,000	1,070,503 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.070%)	5.170%	7/14/29	414,000	414,949 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.290%)	5.549%	2/16/28	420,000	423,071 (a)(b)
Total Retail REITs				2,110,154
Specialized REITs — 0.4%
American Tower Corp., Senior Notes	3.375%	10/15/26	77,000	76,511
American Tower Corp., Senior Notes	3.650%	3/15/27	244,000	242,281
Public Storage Operating Co., Senior Notes (SOFR + 0.700%)	4.794%	4/16/27	380,000	381,261 (a)
Total Specialized REITs				700,053

Total Real Estate				5,933,864
Utilities — 1.5%
Electric Utilities — 1.0%
Enel Finance International NV, Senior Notes	4.125%	9/30/28	200,000	199,483 (b)
Eversource Energy, Senior Notes	4.750%	5/15/26	612,000	613,899
Georgia Power Co., Senior Notes (SOFR + 0.280%)	4.438%	9/15/26	160,000	160,077 (a)
NextEra Energy Capital Holdings Inc., Senior Notes	3.550%	5/1/27	470,000	466,546
NextEra Energy Capital Holdings Inc., Senior Notes	4.685%	9/1/27	100,000	101,107
NextEra Energy Capital Holdings Inc., Senior Notes	4.850%	2/4/28	75,000	76,378
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
NextEra Energy Capital Holdings Inc., Senior Notes (SOFR + 0.800%)	5.104%	2/4/28	$315,000	$317,341 (a)
Total Electric Utilities				1,934,831
Gas Utilities — 0.0%††
Southern Co. Gas Capital Corp., Senior Notes	4.050%	9/15/28	90,000	89,871
Multi-Utilities — 0.5%
Dominion Energy Inc., Senior Notes	4.600%	5/15/28	175,000	176,934
DTE Energy Co., Senior Notes	4.950%	7/1/27	340,000	344,208
DTE Energy Co., Senior Notes	4.875%	6/1/28	185,000	188,169
WEC Energy Group Inc., Senior Notes	5.600%	9/12/26	214,000	216,491
Total Multi-Utilities				925,802

Total Utilities				2,950,504
Total Corporate Bonds & Notes (Cost — $150,356,712)				151,010,893
Asset-Backed Securities — 4.1%
Capital One Prime Auto Receivables Trust, 2023-1 A3	4.870%	2/15/28	267,767	268,705
Capital One Prime Auto Receivables Trust, 2025-1 A2B (30 Day Average SOFR + 0.330%)	4.535%	1/16/29	660,000	660,072 (a)(c)
CarMax Auto Owner Trust, 2022-2 A3	3.490%	2/16/27	7,098	7,095
CarMax Auto Owner Trust, 2024-2 A3	5.500%	1/16/29	408,000	413,643
Chase Auto Owner Trust, 2024-3A A2	5.530%	9/27/27	74,430	74,556 (b)
Citizens Auto Receivables Trust, 2024-1 A3	5.110%	4/17/28	165,861	166,714 (b)
Ford Credit Auto Owner Trust, 2022-C A4	4.590%	12/15/27	967,000	968,799
Ford Credit Auto Owner Trust, 2025-B A2B (30 Day Average SOFR + 0.300%)	4.534%	6/15/28	352,000	351,941 (a)
GM Financial Consumer Automobile Receivables Trust, 2022-2 A3	3.100%	2/16/27	14,020	14,008
GM Financial Consumer Automobile Receivables Trust, 2022-3 A4	3.710%	12/16/27	698,000	696,525
GM Financial Consumer Automobile Receivables Trust, 2023-1 A3	4.660%	2/16/28	127,584	127,897
GM Financial Consumer Automobile Receivables Trust, 2024-1 A3	4.850%	12/18/28	273,095	274,598
GM Financial Consumer Automobile Receivables Trust, 2024-2 A3	5.100%	3/16/29	353,000	355,830
Harley-Davidson Motorcycle Trust, 2023-B A3	5.690%	8/15/28	87,610	88,292
Honda Auto Receivables Owner Trust, 2023-1 A3	5.040%	4/21/27	242,793	243,447
Honda Auto Receivables Owner Trust, 2023-4 A3	5.670%	6/21/28	513,672	519,225
Honda Auto Receivables Owner Trust, 2024-1 A3	5.210%	8/15/28	106,995	107,938
Hyundai Auto Receivables Trust, 2023-A A3	4.580%	4/15/27	130,346	130,468
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Hyundai Auto Receivables Trust, 2023-B A3	5.480%	4/17/28	$359,087	$361,692
Nissan Auto Receivables Owner Trust, 2025-A A2B (30 Day Average SOFR + 0.450%)	4.684%	2/15/28	214,000	214,218 (a)
Toyota Auto Receivables Owner Trust, 2022-C A3	3.760%	4/15/27	56,564	56,527
Toyota Auto Receivables Owner Trust, 2024-D A2B (30 Day Average SOFR + 0.390%)	4.624%	8/16/27	91,984	92,010 (a)
Toyota Auto Receivables Owner Trust, 2025-D A2B (30 Day Average SOFR + 0.320%)	4.462%	8/15/28	572,000	572,164 (a)
USB Auto Owner Trust, 2025-1A A2	4.510%	6/15/28	206,000	206,470 (b)
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	18,652	18,665
Volkswagen Auto Loan Enhanced Trust, 2024-1 A2A	4.650%	11/22/27	146,566	146,910
World Omni Auto Receivables Trust, 2024-A A3	4.860%	3/15/29	757,349	761,204

Total Asset-Backed Securities (Cost — $7,885,033)				7,899,613
U.S. Government & Agency Obligations — 1.1%
U.S. Government Obligations — 1.1%
U.S. Treasury Notes (Cost — $2,103,689)	4.875%	4/30/26	2,105,000	2,115,528
Total Investments before Short-Term Investments (Cost — $160,345,434)				161,026,034

Short-Term Investments — 16.8%
Commercial Paper — 15.7%
AES Corp.	4.402%	11/3/25	1,370,000	1,369,515 (d)
Air Lease Corp.	4.403%	11/6/25	695,000	694,508 (d)
Alexandria Real Estate Equities Inc.	4.313%	11/3/25	1,380,000	1,379,521 (d)
Alexandria Real Estate Equities Inc.	4.327%	11/14/25	330,000	329,464 (d)
Alimentation Couche-Tard Inc.	4.259%	11/4/25	280,000	279,872 (d)
Alimentation Couche-Tard Inc.	4.296%	11/12/25	250,000	249,655 (d)
Alimentation Couche-Tard Inc.	4.287%	11/13/25	275,000	274,589 (d)
Aviation Capital Group LLC	4.186%	11/3/25	440,000	439,852 (d)
Bayer AG	4.218%	7/20/26	880,000	854,284 (d)
Bell Canada	4.204%	11/5/25	270,000	269,848 (d)
Bell Canada	4.229%	11/7/25	410,000	409,674 (d)
Bell Canada	4.163%	11/19/25	330,000	329,300 (d)
Bell Canada	4.166%	11/20/25	265,000	264,408 (d)
Bell Canada	4.175%	11/24/25	395,000	393,939 (d)
Boston Properties LP	4.242%	11/5/25	290,000	289,835 (d)
Boston Properties LP	4.263%	11/6/25	655,000	654,551 (d)
Boston Properties LP	4.410%	11/19/25	250,000	249,439 (d)
Bunge Global SA	4.269%	11/25/25	320,000	319,085 (d)
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Bunge Global SA	4.275%	12/1/25	$530,000	$528,119 (d)
Bunge Ltd. Finance Corp.	4.301%	11/10/25	390,000	389,550 (d)
Charles Schwab Corp.	4.037%	6/5/25	395,000	394,401 (d)
Crown Castle Inc.	4.631%	11/13/25	405,000	404,348 (d)
CVS Health Corp.	4.491%	11/3/25	545,000	544,803 (d)
Enel Finance America LLC	4.258%	12/19/25	370,000	367,935 (d)
Essex Portfolio LP	4.235%	11/5/25	725,000	724,588 (d)
Extra Space Storage LP	4.346%	11/6/25	390,000	389,727 (d)
Extra Space Storage LP	4.236%	11/13/25	250,000	249,631 (d)
Extra Space Storage LP	4.301%	11/25/25	415,000	413,805 (d)
Extra Space Storage LP	4.337%	12/9/25	405,000	403,167 (d)
Fidelity National Information Services Inc.	4.183%	11/4/25	340,000	339,847 (d)
General Motors Co.	4.319%	5/5/26	250,000	244,671 (d)
General Motors Co.	4.306%	6/3/26	345,000	336,539 (d)
General Motors Co.	4.278%	8/7/26	250,000	242,094 (d)
Honeywell International Inc.	4.081%	12/15/25	340,000	338,328 (d)
Honeywell International Inc.	4.086%	12/16/25	340,000	338,288 (d)
Intercontinental Exchange Inc.	4.285%	11/6/25	470,000	469,676 (d)
Intercontinental Exchange Inc.	4.382%	11/12/25	685,000	684,035 (d)
Intercontinental Exchange Inc.	4.400%	11/13/25	405,000	404,379 (d)
International Flavors & Fragrances Inc.	4.236%	11/24/25	250,000	249,319 (d)
Intesa Sanpaolo SpA	4.477%	11/12/25	600,000	599,137 (d)
Macquarie Bank Ltd.	0.473%	5/14/26	250,000	250,181 (d)
Macquarie Group Ltd.	4.092%	12/19/25	660,000	656,456 (d)
Macquarie Group Ltd.	4.075%	1/22/26	250,000	247,740 (d)
Marriott International Inc.	4.346%	11/13/25	580,000	579,122 (d)
Marriott International Inc.	4.307%	11/24/25	290,000	289,197 (d)
Mid-America Apartments LP	4.183%	11/4/25	405,000	404,818 (d)
Mid-America Apartments LP	4.231%	11/6/25	490,000	489,666 (d)
Mid-America Apartments LP	4.236%	11/10/25	445,000	444,494 (d)
NiSource Inc.	4.235%	11/5/25	355,000	354,798 (d)
NiSource Inc.	4.289%	11/7/25	410,000	409,670 (d)
Nutrien Ltd.	4.264%	11/12/25	505,000	504,307 (d)
Nutrien Ltd.	4.267%	11/21/25	250,000	249,400 (d)
Nutrien Ltd.	4.279%	11/24/25	265,000	264,271 (d)
Nutrien Ltd.	4.297%	11/28/25	415,000	413,663 (d)
Oracle Corp.	4.154%	11/17/25	375,000	374,290 (d)
Oracle Corp.	4.166%	11/20/25	280,000	279,374 (d)
Oracle Corp.	4.207%	12/11/25	395,000	393,176 (d)
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Ovintiv Inc.	4.771%	11/3/25	$250,000	$249,904 (d)
Ovintiv Inc.	4.774%	11/4/25	265,000	264,865 (d)
Ovintiv Inc.	4.763%	11/10/25	250,000	249,681 (d)
Penske Truck Leasing Co.	4.343%	11/7/25	945,000	944,230 (d)
Penske Truck Leasing Co.	4.331%	11/12/25	270,000	269,624 (d)
Phillips 66 Co.	4.247%	11/19/25	390,000	389,156 (d)
Phillips 66 Co.	4.277%	11/26/25	435,000	433,704 (d)
PPG Industries Inc.	4.261%	11/7/25	250,000	249,800 (d)
Protective Life Corp.	4.365%	11/6/25	520,000	519,635 (d)
Ryder System Inc.	4.212%	11/4/25	340,000	339,846 (d)
Ryder System Inc.	4.289%	11/7/25	305,000	304,754 (d)
Sempra	4.244%	11/14/25	450,000	449,283 (d)
Sempra	4.244%	11/20/25	250,000	249,431 (d)
UDR Inc.	4.212%	11/4/25	345,000	344,844 (d)
VW Credit Inc.	4.311%	11/5/25	255,000	254,853 (d)

Total Commercial Paper (Cost — $30,215,590)				30,225,959
Certificates of Deposit — 0.6%
Intesa Sanpaolo SpA	5.050%	1/13/26	538,000	538,814
Intesa Sanpaolo SpA	4.400%	8/19/26	680,000	681,079

Total Certificates of Deposit (Cost — $1,218,000)				1,219,893
			Shares
Money Market Funds — 0.5%
Putnam Government Money Market Fund, Class P Shares (Cost — $861,521)	3.920%		861,521	861,521 (e)(f)

Total Short-Term Investments (Cost — $32,295,111)				32,307,373
Total Investments — 100.3% (Cost — $192,640,545)				193,333,407
Liabilities in Excess of Other Assets — (0.3)%				(527,661)
Total Net Assets — 100.0%				$192,805,746

See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Ultra Short ETF
††	Represents less than 0.1%.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Rate shown represents yield-to-maturity.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated
Companies was $861,521 and the cost was $861,521 (Note 6).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $191,779,024)	$192,471,886
Investments in affiliated securities, at value (Cost — $861,521)	861,521
Interest receivable	1,443,061
Dividends receivable from affiliated investments	2,368
Total Assets	194,778,836
Liabilities:
Payable for securities purchased	1,932,712
Investment management fee payable	40,378
Total Liabilities	1,973,090
Total Net Assets	$192,805,746
Net Assets:
Paid-in capital	$191,372,412
Total distributable earnings (loss)	1,433,334
Total Net Assets	$192,805,746
Shares Outstanding	3,800,000
Net Asset Value	$50.74
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended October 31, 2025

Investment Income:
Interest	$4,226,634
Dividends from affiliated investments	30,541
Total Investment Income	4,257,175
Expenses:
Investment management fee (Note 2)	218,809
Total Expenses	218,809
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,613)
Net Expenses	217,196
Net Investment Income	4,039,979
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	5,062
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	361,559
Net Gain on Investments	366,621
Increase in Net Assets From Operations	$4,406,600
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended October 31, 2025 (unaudited) and the Year Ended April 30, 2025	October 31	April 30
Operations:
Net investment income	$4,039,979	$5,441,110
Net realized gain	5,062	70,853
Change in net unrealized appreciation (depreciation)	361,559	328,188
Increase in Net Assets From Operations	4,406,600	5,840,151
Distributions to Shareholders From (Note 1):
Total distributable earnings	(3,903,003)	(5,260,078)
Decrease in Net Assets From Distributions to Shareholders	(3,903,003)	(5,260,078)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (800,000 and 1,475,000 shares issued, respectively)	40,566,849	74,389,774
Cost of shares repurchased (125,000 and 0 shares repurchased, respectively)	(6,327,613)	—
Increase in Net Assets From Fund Share Transactions	34,239,236	74,389,774
Increase in Net Assets	34,742,833	74,969,847
Net Assets:
Beginning of period	158,062,913	83,093,066
End of period	$192,805,746	$158,062,913
See Notes to Financial Statements.
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1,3]
Net asset value, beginning of period	$50.58	$50.36	$50.21	$50.00
Income (loss) from operations:
Net investment income	1.18	2.57	2.73	0.71
Net realized and unrealized gain (loss)	0.13	0.20	0.26	(0.12)
Total income from operations	1.31	2.77	2.99	0.59
Less distributions from:
Net investment income	(1.15)	(2.55)	(2.84)	(0.38)
Total distributions	(1.15)	(2.55)	(2.84)	(0.38)
Net asset value, end of period	$50.74	$50.58	$50.36	$50.21
Total return, based on NAV[4]	2.74%	5.63%	6.14%	1.18%[5]
Net assets, end of period (000s)	$192,806	$158,063	$83,093	$125,536
Ratios to average net assets:
Gross expenses	0.25%[6]	0.25%	0.25%	0.07%[5]
Net expenses[7,8]	0.25 [6]	0.25	0.25	0.07 [5]
Net investment income	4.62 [6]	5.08	5.44	1.41 [5]
Portfolio turnover rate	20%	48%[9]	84%[9]	26%[5,9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended October 31, 2025 (unaudited).
[3]	For the period January 19, 2023 (inception date) to April 30, 2023.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Not annualized.
[6]	Annualized.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Putnam ESG Ultra Short ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a rate of current income as the Fund’s investment manager believes is consistent with preservation of capital and maintenance of liquidity.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$151,010,893	—	$151,010,893
Asset-Backed Securities	—	7,899,613	—	7,899,613
U.S. Government & Agency Obligations	—	2,115,528	—	2,115,528
Total Long-Term Investments	—	161,026,034	—	161,026,034
Short-Term Investments†:
Commercial Paper	—	30,225,959	—	30,225,959
Certificates of Deposit	—	1,219,893	—	1,219,893
Money Market Funds	$861,521	—	—	861,521
Total Short-Term Investments	861,521	31,445,852	—	32,307,373
Total Investments	$861,521	$192,471,886	—	$193,333,407
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

†	See Schedule of Investments for additional detailed categorizations.
(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadviser. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
The Fund pays its investment manager an annual all-inclusive management fee of 0.25% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund managed by FTIML.
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Notes to Financial Statements (unaudited) (cont’d)
Under an agreement with  Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended October 31, 2025, fees waived and/or expenses reimbursed amounted to $1,613, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$66,602,939	—
Sales	24,878,372	$583,000

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

At October 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$192,645,385	$701,644	$(13,622)	$688,022
4. Derivative instruments and hedging activities
During the six months ended October 31, 2025, the Fund did not invest in derivative instruments.
5. Fund share transactions
At October 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended October 31, 2025. The following transactions were effected in such company for the six months ended October 31, 2025.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$945,191	$55,446,888	55,446,888	$55,530,558	55,530,558
Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Putnam Government Money Market Fund, Class P Shares	—	$30,541	—	$861,521
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. The Fund did not utilize the Global Credit Facility during the six months ended October 31, 2025.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Putnam ESG Ultra Short ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Putnam ESG Ultra Short ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June 2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.

Putnam ESG Ultra Short ETF

At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
•  That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
•  That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
•  That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
•  The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds (one of which is your fund) have implemented (or, in the case of ten
Putnam ESG Ultra Short ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
municipal income funds that are converting into exchange-traded funds, will implement) so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
Under its management contract, your fund pays a management fee at a fixed rate of 25 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses with limited exceptions, which include fees, if any payable under the fund’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees noted that the exchange-traded funds are subject to unitary management fees, as noted above, and that none of the exchange-traded funds have a contractual expense limitation at present.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds,

Putnam ESG Ultra Short ETF

as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio
Putnam ESG Ultra Short ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end 2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th, 22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique

Putnam ESG Ultra Short ETF

investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year period ended December 31, 2024 and over the period from your fund’s commencement of operations on January 19, 2023 through December 31, 2024. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over both periods. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in 2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
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Putnam
ESG Ultra Short ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
Putnam ESG Ultra Short ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Putnam ESG Ultra Short ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Putnam ESG Ultra Short ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

39497-SFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	December 29, 2025